Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related Party Transactions
Related Party Transactions.
Our amended and restated agreement of limited partnership expressly permits us to enter into transactions with our general partner or any of its affiliates, including, without limitation, buying or selling properties from or to our general partner and any of its affiliates and borrowing and lending money from or to our general partner and any of its affiliates, subject to limitations contained in our partnership agreement and the Delaware Revised Uniform Limited Partnership Act. The indentures governing our indebtedness contain certain covenants applicable to transactions with affiliates.
Investment
Until August 8, 2007, Icahn Management LP (“Icahn Management”) elected to defer most of the management fees from the Offshore Funds and such amounts remained invested in the Offshore Master Funds until April 30, 2012. Prior to March 31, 2011, the balance of the deferred management fees payable (included in accrued expenses and other liabilities) by Icahn Fund Ltd. to Icahn Management was included in our consolidated financial statements. As further discussed in Note 5, "Investments and Related Matters-Investment-Investment in Variable Interest Entities," because we are no longer considered the primary beneficiary of Icahn Fund Ltd. as of March 31, 2011, we deconsolidated the results and financial position of Icahn Fund Ltd. as of such date.  As a result of deconsolidating Icahn Fund Ltd., our consolidated financial statements no longer contain this deferred management fee payable effective March 31, 2011.
Effective January 1, 2008, Icahn Capital LP (“Icahn Capital”) paid for salaries and benefits of certain employees who may also perform various functions on behalf of certain other entities beneficially owned by Mr. Icahn (collectively, “Icahn Affiliates”), including administrative and investment services.  Prior to January 1, 2008, Icahn & Co. LLC paid for such services.  Under a separate expense-sharing agreement, Icahn Capital charged Icahn Affiliates $0.4 million and $0.2 million for the three months ended June 30, 2012 and 2011, respectively and $0.9 million and $0.4 million for the six months ended June 30, 2012 and 2011, respectively. As of June 30, 2012, accrued expenses and other liabilities in our consolidated balance sheets included $0.1 million to be applied to Icahn Capital's charges to Icahn Affiliates for services to be provided to them. There was no balance as of December 31, 2011.
In addition, effective January 1, 2008, certain expenses borne by Icahn Capital are reimbursed by Icahn Affiliates, as appropriate, when such expenses are incurred. The expenses include investment-specific expenses for investments acquired by both the Investment Funds and Icahn Affiliates that are allocated based on the amounts invested by each party, as well as investment-related expenses that are allocated based on estimated usage agreed upon by Icahn Capital and Icahn Affiliates. For each of the three months ended June 30, 2012 and 2011, these reimbursement amounts were $0.3 million and for each of the six months ended June 30, 2012 and 2011, these reimbursement amounts were $1 million.
Mr. Icahn, along with his affiliates, makes investments in the Investment Funds. As of June 30, 2012 and December 31, 2011, the total fair market value of investments in the Investment Funds made by Mr. Icahn and his affiliates was approximately $3.5 billion and $3.2 billion, respectively. In addition, an affiliate of Mr. Icahn had a deferred management fee arrangement with certain feeder funds which was settled in the amount of $192 million during the second quarter of fiscal 2012. At December 31, 2011, the balance of the deferred management fee arrangement was $188 million which was invested in and received applicable returns thereon from the Investment Funds.
Effective April 1, 2011, based on a new expense-sharing arrangement, certain expenses borne by Icahn Capital are reimbursed by the Investment Funds, when such expenses are incurred. Such expenses relate to the operation, administration and investment activities of Icahn Capital for the benefit of the Investment Funds (including salaries, benefits and rent) and shall be allocated pro rata in accordance with each investor's capital accounts in the Investment Funds. For the three and six months ended June 30, 2012, $7 million and $11 million, respectively, was allocated to the Investment Funds based on this expense-sharing arrangement. For each of the three and six months ended June 30, 2011, $4 million was allocated to the Investment Funds based on this expense-sharing arrangement.
Energy
On May 7, 2012, affiliates of Mr. Icahn contributed 4,566,546 shares of CVR common stock to IEP Energy with an aggregate value of $137 million, resulting in a 6.4% non-controlling interest in IEP Energy.
Railcar
Agreements with American Railcar Leasing LLC
Effective as of January 1, 2008, ARI entered into a fleet services agreement with American Railcar Leasing LLC ("ARL"), a company controlled by Mr. Icahn. Under the agreement, ARI provided ARL fleet management services for a fixed monthly fee and railcar repair and maintenance services for a charge of labor, components and materials. This agreement was replaced by a new agreement (referred to as the "Railcar Services Agreement"), which became effective April 16, 2011 for a term of three years that will automatically renew for additional one-year periods unless either party provides at least 60 days written prior notice of termination. As stipulated in the Railcar Services Agreement, ARI provides railcar repair, engineering, administrative and other services, on an as needed basis, for ARL's lease fleet at mutually agreed-upon prices. Railcar services revenues, included in other revenues from operations in our consolidated statements of operations, recorded by ARI were $6 million and $7 million under these agreements for the three months ended June 30, 2012 and 2011, respectively, and $11 million and $12 million under these agreements for the six months ended June 30, 2012 and 2011, respectively. The terms and pricing on services to related parties are not less favorable to ARI than the terms and pricing on services provided to unaffiliated third parties. The Railcar Services Agreement was unanimously approved by the independent directors of ARI's audit committee on the basis that the terms were no less favorable than those that would have been obtained in a comparable transaction with an unaffiliated third party.
ARI from time to time manufactures and sells railcars to ARL under long-term agreements as well as on a purchase order basis. For the three months ended June 30, 2012 and 2011, revenues from railcars sold to ARL were $11 million and zero, respectively, and for the six months ended June 30, 2012 and 2011, revenues from railcars sold to ARL were $11 million and $1 million, respectively. Revenues from railcars sold to ARL are included in net sales in our consolidated statements of operations. The terms and pricing on services to related parties are not less favorable to ARI than the terms and pricing on services provided to unaffiliated third parties. Any related party sales of railcars under an agreement or purchase order, have been and will be subject to the approval or review by ARI's audit committee.
On February 29, 2012, ARI entered into a Railcar Management Agreement (the Railcar Management Agreement) with ARL, pursuant to which ARI engaged ARL to sell or lease ARI's railcars in certain markets, subject to the terms and conditions of the Railcar Management Agreement. The Railcar Management Agreement was effective as of January 1, 2011, will continue through December 31, 2015 and may be renewed upon written agreement by both parties.
The Railcar Management Agreement also provides that ARL will manage ARI's leased railcars including arranging for services, such as repairs or maintenance, as deemed necessary. Subject to the terms and conditions of the agreement, ARL will receive, in respect of leased railcars, a fee consisting of a lease origination fee and a management fee based on the lease revenues, and, in respect of railcars sold by ARL, sales commissions. The Railcar Management Agreement was unanimously approved by ARI's special committee and Icahn Enterprises' independent director audit committee on the basis that the terms of the Railcar Management Agreement were not materially less favorable than those that would have been obtained in a comparable transaction with an unaffiliated third party. Fees incurred by ARI in connection with the Railcar Management Agreement were immaterial for each of the three and six months ended June 30, 2012 and 2011.
As of June 30, 2012 and December 31, 2011, ARI had accounts receivable of $9 million and $4 million, respectively, due from ARL. These amounts are included in other assets in our consolidated balance sheets.
Food Packaging
Arnos Corporation, an affiliate of Mr. Icahn, was the lender on Viskase's Revolving Credit Facility as of December 31, 2009. In connection with our majority acquisition of Viskase on January 15, 2010, we assumed the Viskase Revolving Credit Facility from Arnos Corporation. On March 14, 2012, we entered into an agreement to further extend the Revolving Credit Facility from January 31, 2013 to January 31, 2014. See Note 11, “Debt,” for further discussion regarding Viskase's Revolving Credit Facility.
Icahn Enterprises Holdings - Administrative Services
For each of the three months ended June 30, 2012 and 2011, we paid an affiliate $1 million for the non-exclusive use of office space. For each of the six months ended June 30, 2012 and 2011, we paid an affiliate $1 million for the non-exclusive use of office space.
For the three months ended June 30, 2012 and 2011, we paid $0.2 million and $0.1 million, respectively, to XO Holdings, Inc., an affiliate of Icahn Enterprises GP, our general partner, for telecommunications services. For the six months ended June 30, 2012 and 2011, we paid $0.4 million and $0.3 million, respectively, to XO Holdings, Inc. for such services.
Icahn Enterprises Holdings provided certain professional services to an Icahn Affiliate for which it charged $0.4 million and $0.6 million for the three months ended June 30, 2012 and 2011, respectively, and $0.8 million and $1.2 million for the six months ended June 30, 2012 and 2011, respectively. As of June 30, 2012 and December 31, 2011, accrued expenses and other liabilities in our consolidated balance sheets included $0.1 million and $1 million, respectively, for charges to the affiliate for services provided to it.
Icahn Sourcing
Icahn Sourcing, LLC ("Icahn Sourcing") is an entity formed and controlled by Carl C. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property. We are a member of the buying group and, as such, are afforded the opportunity to purchase goods, services and property from vendors with whom Icahn Sourcing has negotiated rates and terms. Icahn Sourcing does not guarantee that we will purchase any goods, services or property from any such vendors, and we are under no obligation to do so. We do not pay Icahn Sourcing any fees or other amounts with respect to the buying group arrangement. We have purchased a variety of goods and services as members of the buying group at prices and on terms that we believe are more favorable than those which would be achieved on a stand-alone basis.

Related Party Transactions.
Our amended and restated agreement of limited partnership expressly permits us to enter into transactions with our general partner or any of its affiliates, including, without limitation, buying or selling properties from or to our general partner and any of its affiliates and borrowing and lending money from or to our general partner and any of its affiliates, subject to limitations contained in our partnership agreement and the Delaware Revised Uniform Limited Partnership Act. The indentures governing our indebtedness contain certain covenants applicable to transactions with affiliates.
Investment
Until August 8, 2007, Icahn Management LP (“Icahn Management”) elected to defer most of the management fees from the Offshore Funds and such amounts remain invested in the Offshore Master Funds. At December 31, 2010, the balance of the deferred management fees payable (included in accrued expenses and other liabilities) by Icahn Fund Ltd. to Icahn Management was $143 million. As further discussed in Note 5, “Investments and Related Matters - Investment - Investment in Variable Interest Entities,” because we are no longer considered the primary beneficiary of Icahn Fund Ltd. as of March 31, 2011, we deconsolidated the results and financial position of Icahn Fund Ltd. as of such date. As a result of deconsolidating Icahn Fund Ltd., our consolidated financial statements will no longer contain this deferred management fee payable effective March 31, 2011.
Effective January 1, 2008, Icahn Capital LP (“Icahn Capital”) paid for salaries and benefits of certain employees who may also perform various functions on behalf of certain other entities beneficially owned by Mr. Icahn (collectively, “Icahn Affiliates”), including administrative and investment services. Prior to January 1, 2008, Icahn & Co. LLC paid for such services. Under a separate expense-sharing agreement, Icahn Capital charged Icahn Affiliates $1 million and $2 million for fiscal 2011 and fiscal 2010, respectively, and $4 million for fiscal 2009. As of December 31, 2011 and 2010, accrued expenses and other liabilities in our consolidated balance sheets included zero and $2 million, respectively, to be applied to Icahn Capital's charges to Icahn Affiliates for services to be provided to them.
In addition, effective January 1, 2008, certain expenses borne by Icahn Capital are reimbursed by Icahn Affiliates, as appropriate, when such expenses are incurred. The expenses include investment-specific expenses for investments acquired by both the Investment Funds and Icahn Affiliates that are allocated based on the amounts invested by each party, as well as investment-related expenses that are allocated based on estimated usage agreed upon by Icahn Capital and Icahn Affiliates. For the years ended December 31, 2011, 2010 and 2009, these reimbursement amounts were $2 million, $3 million and $2 million, respectively.
Mr. Icahn, along with his affiliates, makes investments in the Investment Funds. These investments are not subject to special profits interest allocations or incentive allocations. On April 1, 2011, affiliates of Mr. Icahn made aggregate contributions of $250 million to the Investment Funds. As of December 31, 2011 and 2010, the total fair market value of investments in the Investment Funds made by Mr. Icahn and his affiliates was approximately $3.2 billion and $2.1 billion, respectively. In addition, an affiliate of Mr. Icahn has a deferred management fee arrangement with certain feeder funds with balances of $188 million and $148 million as of December 31, 2011 and 2010, respectively. Such amounts are invested in and receive applicable returns thereon from the Investment Funds.
Effective April 1, 2011, based on a new expense-sharing arrangement, certain expenses borne by Icahn Capital are reimbursed by the Investment Funds, when such expenses are incurred. Such expenses relate to the operation, administration and investment activities of Icahn Capital for the benefit of the Investment Funds (including salaries, benefits and rent) and shall be allocated pro rata in accordance with each investor's capital accounts in the Investment Funds. For the year ended December 31, 2011, $21 million was allocated to the Investment Funds based on this expense-sharing arrangement.
Railcar
Agreements with American Railcar Leasing LLC
Effective as of January 1, 2008, ARI entered into a fleet services agreement with American Railcar Leasing LLC (“ARL”), a company controlled by Mr. Icahn. Under the agreement, ARI provided ARL fleet management services for a fixed monthly fee and railcar repair and maintenance services for a charge of labor, components and materials. This agreement was replaced by a new agreement (referred to as the “Railcar Services Agreement”), which became effective April 16, 2011 for a term of three years that will automatically renew for additional one-year periods unless either party provides at least 60 days written prior notice of termination. As stipulated in the Railcar Services Agreement, ARI will provide railcar repair, engineering, administrative and other services, on an as needed basis, for ARL's lease fleet at mutually agreed-upon prices. Railcar services revenues, included in other revenues from operations in our consolidated statements of operations, recorded by ARI were $25 million, $15 million and $14 million under these agreements for the years ended December 31, 2011, 2010 and 2009, respectively. The terms and pricing on services to related parties are not less favorable to ARI than the terms and pricing on services provided to unaffiliated third parties.
ARI from time to time manufactures and sells railcars to ARL under long-term agreements as well as on a purchase order basis. For the years ended December 31, 2011, 2010 and 2009, revenues from railcars sold to ARL were $1 million, $82 million and $105 million, respectively. Revenues from railcars sold to ARL are included in net sales in our consolidated statements of operations. The terms and pricing on services to related parties are not less favorable to ARI than the terms and pricing on services provided to unaffiliated third parties. Any related party sales of railcars under an agreement or purchase order, have been and will be subject to the approval or review by ARI's audit committee.
As of December 31, 2011 and 2010, ARI had accounts receivable of $4 million and $2 million, respectively, due from ARL. These amounts are included in other assets in our consolidated balance sheets.
Subsequent to December 31, 2011, ARI entered into an agreement with ARL, pursuant to which ARL will market ARI's railcars for sale or lease and act as its manager to lease railcars on ARI's behalf for a fee effective January 1, 2011. See Note 18, “Subsequent Events,” for further discussion.
Food Packaging
Arnos Corporation, an affiliate of Mr. Icahn, was the lender on Viskase's Revolving Credit Facility as of December 31, 2009. In connection with our majority acquisition of Viskase on January 15, 2010, we assumed the Viskase Revolving Credit Facility from Arnos Corporation. See Note 10, “Debt,” for further discussion regarding Viskase's Revolving Credit Facility.
Icahn Enterprises Holdings - Administrative Services
For each of fiscal 2011, fiscal 2010 and fiscal 2009 we paid an affiliate approximately $2 million for the non-exclusive use of office space.
For each of fiscal 2011, fiscal 210 and fiscal 2009 we paid $1 million to XO Holdings, Inc., an affiliate of Icahn Enterprises GP, our general partner, for telecommunications services. XO Holdings, Inc. is controlled by Mr. Icahn.
We provide certain professional services to an Icahn Affiliate for which we charged approximately $3 million for fiscal 2011 and $2 million for each of fiscal 2010 and fiscal 2009. As of December 31, 2011, accrued expenses and other liabilities in our consolidated balance sheets included $1 million to be applied to Icahn Enterprises Holdings' charges to the affiliate for services to be provided to it.